Russell 2000 2x Strategy Fund Average Annual Total Returns - Class A and Class C [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.54%	7.40%	8.52%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	9.19%	1.02%	5.17%
Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.86%	0.56%	4.37%
Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.54%	0.62%	3.70%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	5.74%	0.80%	5.45%